EQ ADVISORS TRUSTSM

EQ/International Core Managed Volatility Portfolio

EQ/Emerging Markets Equity PLUS Portfolio

SUPPLEMENT DATED SEPTEMBER 22, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/International Core Managed Volatility Portfolio – Who Manages The Portfolio — Sub-Adviser: EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
Dinkar Singh, Ph.D.	Partner of EARNEST	September 2021

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The section of the Summary Prospectus and Prospectus entitled “EQ/Emerging Markets Equity PLUS Portfolio – Who Manages The Portfolio — Sub-Adviser: EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
Dinkar Singh, Ph.D.	Partner of EARNEST	September 2021

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The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — EARNEST Partners, LLC” is amended to add the following information:

Dinkar Singh, Ph.D., is co-head of the equity investment team at EARNEST. Prior to joining EARNEST, he worked at the IBM Watson Research Center in the Silicon Technology group. Dr. Singh has a Ph.D. from Stanford University in Applied Physics, an MBA with high honors from the University of Chicago, and studied previously at the Indian Institute of Technology.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — EARNEST Partners, LLC” is amended to add the following information:

EARNEST Partners, LLC (“EARNEST” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number
of other accounts of the Sub-Adviser managed by the
portfolio manager and the total assets of the accounts
	managed within each category as of August 31, 2021						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)

EQ/International Core Managed Volatility Portfolio
Dinkar Singh, Ph.D.	4	$3,020.6	12	$3,734.5	5,488	$15,685.0	0	$0	0	$0	3	$803.4

EQ/Emerging Markets Equity PLUS Portfolio
Dinkar Singh, Ph.D.	4	$3,020.6	12	$3,734.5	5,488	$15,685.0	0	$0	0	$0	3	$803.4

Ownership of Shares of the Portfolios as of August 31, 2021

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/International Core Managed Volatility Portfolio
Dinkar Singh, Ph.D.	X

EQ/Emerging Markets Equity PLUS Portfolio
Dinkar Singh, Ph.D.	X